Other information about investments (Details 11) - EUR (€)		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Disclosure of subsidiaries [line items]
Share capital		€ 4,005,000,000	€ 4,005,000,000
Italy [Member] | Other Activities [Member] | Subsidiaries One [Member]
Disclosure of subsidiaries [line items]
Company name		Filatura Tessile Nazionale Italiana - FILTENI SpA (in liquidation)
Registered office		Ferrandina (MT)
Country of operation		Italy
Share capital		€ 4,644,000
Consolidation or valutation method	[1]	Co.
Italy [Member] | Other Activities [Member] | Subsidiaries One [Member] | Syndial SpA [Member]
Disclosure of subsidiaries [line items]
Shareholders		Syndial SpA
% Ownership	[2]	59.56%
Italy [Member] | Other Activities [Member] | Subsidiaries One [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Shareholders		Third parties
% Ownership		40.44%
Italy [Member] | Other Activities [Member] | Subsidiaries Two [Member]
Disclosure of subsidiaries [line items]
Company name		Ottana Sviluppo ScpA (in liquidation)
Registered office		Nuoro
Country of operation		Italy
Share capital		€ 516,000
Consolidation or valutation method	[1]	Eq.
Italy [Member] | Other Activities [Member] | Subsidiaries Two [Member] | Syndial SpA [Member]
Disclosure of subsidiaries [line items]
Shareholders		Syndial SpA
% Ownership		30.00%
Italy [Member] | Other Activities [Member] | Subsidiaries Two [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Shareholders		Third parties
% Ownership		70.00%
Italy [Member] | Other Activities [Member] | Subsidiaries Three [Member]
Disclosure of subsidiaries [line items]
Company name	[1],[3]	Saipem SpA(#) (†)
Registered office		San Donato Milanese (MI)
Country of operation		Italy
Share capital		€ 2,191,384,693
Consolidation or valutation method	[1]	Eq.
Italy [Member] | Other Activities [Member] | Subsidiaries Three [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Shareholders		Third parties
% Ownership		67.98%
Italy [Member] | Other Activities [Member] | Subsidiaries Three [Member] | Eni SpA [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni SpA
% Ownership	[4]	30.54%
Italy [Member] | Other Activities [Member] | Subsidiaries Three [Member] | Saipem SpA [Member]
Disclosure of subsidiaries [line items]
Shareholders		Saipem SpA
% Ownership		1.48%

[1]	Jointly controlled entity.
[2]	Controlling interest: Syndial SpA 48.00 Third parties 52.00
[3]	Company with shares quoted in the regulated market of Italy or of other EU countries
[4]	Controlling interest: Eni SpA 31.00 Third parties 69.00